Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 6,903	$ 8,810
Accounts receivable and other receivables	69,363	67,662
Unbilled revenue	9,924	8,015
Tax credits receivable	642	2,154
Tax credits receivable	4,936	5,889
Prepaids	3,923	3,195
Total current assets	95,691	95,725
Non-current assets
Restricted cash	3,233	2,212
Income taxes receivable	0	136
Tax credits receivable	7,809	7,015
Property and equipment	8,449	7,172
Right-of-use assets	11,118	11,492
Intangibles	36,590	51,804
Deferred tax assets	7,465	4,652
Goodwill	72,906	77,608
Total assets	243,261	257,816
Current liabilities
Accounts payable and accrued liabilities	51,571	50,327
Deferred revenue	10,288	9,602
Current portion of lease liabilities	1,923	1,559
Current portion of long-term debt	35,134	1,143
Total current liabilities	98,916	62,631
Non-current liabilities
Long-term debt	19,817	52,086
Lease liabilities	13,536	11,673
Deferred tax liabilities	2,980	4,057
Total liabilities	135,249	130,447
Shareholders' equity
Share capital	197,537	195,335
Deficit	(96,190)	(78,780)
Accumulated other comprehensive (loss) income	(508)	6,123
Contributed surplus	7,173	4,691
Shareholders' equity	108,012	127,369
Equity and liabilities	$ 243,261	$ 257,816